Other receivables, deposits and prepayments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of other receivables deposits and prepayments
	2024	2023
	Restated
	USD	USD

Other receivables	3,345	138,523
Deposits	197,575	130,891
Prepayments	33,953	36,996

	234,873	306,410

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of other receivables deposits and prepayments
	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Other receivables	54,662	27,995
Deposits	235,735	199,686
Prepayments	18,911	12,690

	309,308	240,371